UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-06071

Deutsche Institutional Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2014

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2014

Semiannual Report

to Shareholders

Deutsche U.S. Bond Index Fund

(formerly DWS U.S. Bond Index Fund)

Contents
3 Letter to Shareholders
4 Performance Summary
6 Portfolio Manager
6 Portfolio Summary
8 Investment Portfolio
35 Statement of Assets and Liabilities
37 Statement of Operations
38 Statement of Changes in Net Assets
39 Financial Highlights
43 Notes to Financial Statements
51 Information About Your Fund's Expenses
53 Advisory Agreement Board Considerations and Fee Evaluation
58 Account Management Resources
60 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the fund's performance to differ from that of the index. The fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

I am very pleased to tell you that the DWS funds have been renamed Deutsche funds, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name — a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of active, passive and alternative investment capabilities. Your investment in the Deutsche funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note that the Deutsche funds’ Web address has changed as well. The former dws-investments.com is now deutschefunds.com.

In addition, key service providers have been renamed as follows:
Former Name	New name, effective August 11, 2014
DWS Investments Distributors, Inc.	DeAWM Distributors, Inc.
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company	DeAWM Service Company

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Best regards,

Brian Binder

President, Deutsche Funds

Performance Summary June 30, 2014 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/14
Unadjusted for Sales Charge	3.87%	4.03%	4.17%	4.36%
Adjusted for the Maximum Sales Charge (max 2.75% load)	1.02%	1.17%	3.59%	4.07%
Barclays U.S. Aggregate Bond Index†	3.93%	4.37%	4.85%	4.93%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/14
No Sales Charges	4.02%	4.26%	4.41%	4.60%
Barclays U.S. Aggregate Bond Index†	3.93%	4.37%	4.85%	4.93%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/14
No Sales Charges	4.00%	4.32%	4.55%	4.78%
Barclays U.S. Aggregate Bond Index†	3.93%	4.37%	4.85%	4.93%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2014 are 0.72%, 0.53% and 0.45% for Class A, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Returns shown for Class A and Class S shares prior to their inception on February 17, 2009 are derived from the historical performance of Institutional Class shares of Deutsche U.S. Bond Index Fund during such periods have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended June 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class S	Institutional Class
Net Asset Value
6/30/14	$10.16	$10.17	$10.16
12/31/13	$9.93	$9.93	$9.93
Distribution Information as of 6/30/14
Income Dividends, Six Months	$.14	$.15	$.15
Capital Gain Distributions, Six Months	$.01	$.01	$.01
June Income Dividend	$.0230	$.0242	$.0250
SEC 30-day Yield‡‡	2.04%	2.25%	2.35%
Current Annualized Distribution Rate‡‡	2.72%	2.86%	2.95%

‡‡ The SEC yield is net investment income per share earned over the month ended June 30, 2014, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 1.72%, 1.88% and 1.99% for Class A, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on June 30, 2014. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 2.40%, 2.49% and 2.59% for Class A, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Manager

Subadvisor

Northern Trust Investments, Inc. ("NTI"), a subsidiary of Northern Trust Corporation, is the subadvisor for the fund.

Portfolio Manager

Louis R. D'Arienzo, Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the fund. Began managing the fund in 1997.

— Joined Northern Trust Investments, Inc. in 2003 and is responsible for the management of various fixed income index portfolios. Prior thereto, he was a trader and portfolio manager with Deutsche Bank.

Portfolio Summary (Unaudited)

Investment Portfolio as of June 30, 2014 (Unaudited)
	Principal Amount ($)	Value ($)

Corporate Bonds 25.8%
Consumer Discretionary 2.3%
21st Century Fox America, Inc.:
6.4%, 12/15/2035	40,000	49,815
6.65%, 11/15/2037	80,000	101,579
6.9%, 3/1/2019	80,000	96,539
6.9%, 8/15/2039	40,000	52,323
CBS Corp., 5.75%, 4/15/2020	165,000	191,212
Comcast Corp.:
6.4%, 5/15/2038	80,000	101,960
6.95%, 8/15/2037	125,000	168,505
DIRECTV Holdings LLC:
4.45%, 4/1/2024	35,000	37,111
4.6%, 2/15/2021	60,000	65,510
Ford Motor Credit Co., LLC:
4.25%, 2/3/2017	250,000	268,484
4.25%, 9/20/2022	250,000	266,658
Historic TW, Inc., 6.625%, 5/15/2029	10,000	12,743
Home Depot, Inc.:
4.2%, 4/1/2043	100,000	97,873
5.4%, 3/1/2016	100,000	107,909
Johnson Controls, Inc., 5.0%, 3/30/2020	75,000	83,487
Lowe's Companies, Inc., 5.0%, 10/15/2015	105,000	110,875
Macy's Retail Holdings, Inc., 6.9%, 1/15/2032	50,000	62,149
McDonald's Corp.:
Series I, 5.8%, 10/15/2017	145,000	165,593
Series I, 6.3%, 10/15/2037	60,000	77,541
McGraw Hill Financial, Inc., 5.9%, 11/15/2017	40,000	44,388
NBCUniversal Media LLC, 5.15%, 4/30/2020	40,000	45,902
Nordstrom, Inc., 6.25%, 1/15/2018	125,000	144,300
Omnicom Group, Inc., 6.25%, 7/15/2019	80,000	94,446
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/2018	40,000	47,073
Target Corp., 7.0%, 1/15/2038	75,000	104,792
TCI Communications, Inc., 7.125%, 2/15/2028	80,000	106,287
The Board of Trustees of the Leland Stanford Junior University, 4.75%, 5/1/2019	80,000	90,043
Time Warner Cable, Inc.:
6.75%, 6/15/2039	75,000	96,660
8.75%, 2/14/2019	105,000	134,660
Time Warner Companies, Inc., 6.95%, 1/15/2028	25,000	32,235
Time Warner, Inc.:
4.875%, 3/15/2020	80,000	89,632
6.25%, 3/29/2041	30,000	36,100
7.7%, 5/1/2032	21,000	29,162
Toyota Motor Credit Corp., 1.25%, 10/5/2017	125,000	124,914
VF Corp., 6.45%, 11/1/2037	15,000	19,121
Viacom, Inc., 6.875%, 4/30/2036	80,000	101,156
Walt Disney Co.:
3.7%, 12/1/2042	55,000	50,635
Series B, 5.875%, 12/15/2017	40,000	46,020
Wyndham Worldwide Corp., 4.25%, 3/1/2022	40,000	41,111
Yum! Brands, Inc., 6.25%, 4/15/2016	40,000	43,652
		3,640,155
Consumer Staples 2.1%
Altria Group, Inc.:
9.25%, 8/6/2019	23,000	30,564
10.2%, 2/6/2039	53,000	89,976
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	125,000	113,487
5.375%, 1/15/2020	145,000	167,402
Archer-Daniels-Midland Co., 4.016%, 4/16/2043	60,000	57,584
Beam Suntory, Inc., 5.375%, 1/15/2016	13,000	13,839
Bottling Group LLC, 5.5%, 4/1/2016	40,000	43,398
Brown-Forman Corp., 3.75%, 1/15/2043	25,000	22,946
Coca-Cola Co., 1.65%, 3/14/2018	200,000	202,087
ConAgra Foods, Inc.:
7.0%, 4/15/2019	40,000	48,091
7.125%, 10/1/2026	80,000	100,930
Costco Wholesale Corp., 5.5%, 3/15/2017	105,000	117,609
CVS Caremark Corp.:
5.75%, 6/1/2017	22,000	24,780
6.25%, 6/1/2027	80,000	99,146
Diageo Capital PLC, 5.75%, 10/23/2017	165,000	188,151
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	15,000	18,315
General Mills, Inc., 5.7%, 2/15/2017	40,000	44,742
Kellogg Co., Series B, 7.45%, 4/1/2031	40,000	51,829
Kimberly-Clark Corp., 6.625%, 8/1/2037	40,000	53,812
Kraft Foods Group, Inc., 5.0%, 6/4/2042	50,000	53,455
Kroger Co.:
3.9%, 10/1/2015	80,000	83,158
8.0%, 9/15/2029	40,000	53,095
Mead Johnson Nutrition Co.:
4.9%, 11/1/2019	40,000	44,446
5.9%, 11/1/2039	20,000	23,899
Mondelez International, Inc., 4.0%, 2/1/2024	150,000	155,369
Pepsi Bottling Group, Inc., Series B, 7.0%, 3/1/2029	25,000	33,370
PepsiCo, Inc.:
4.5%, 1/15/2020	145,000	161,335
5.0%, 6/1/2018	80,000	90,231
Philip Morris International, Inc.:
5.65%, 5/16/2018	125,000	143,503
6.375%, 5/16/2038	20,000	25,660
Procter & Gamble Co.:
4.7%, 2/15/2019	165,000	186,353
4.85%, 12/15/2015	125,000	132,955
Safeway, Inc., 5.0%, 8/15/2019	80,000	84,084
Wal-Mart Stores, Inc.:
4.75%, 10/2/2043	50,000	54,039
5.0%, 10/25/2040	75,000	83,602
5.25%, 9/1/2035	100,000	115,699
5.875%, 4/5/2027	40,000	49,490
Walgreen Co., 5.25%, 1/15/2019	125,000	141,837
		3,204,268
Energy 3.6%
Alberta Energy Co., Ltd., 7.375%, 11/1/2031	41,000	53,438
Anadarko Holding Co., 7.5%, 10/15/2026	60,000	77,194
Anadarko Petroleum Corp., 6.375%, 9/15/2017	100,000	115,134
Apache Corp., 6.0%, 1/15/2037	80,000	97,921
Apache Finance Canada Corp., 7.75%, 12/15/2029	20,000	28,621
BP Capital Markets PLC, 4.75%, 3/10/2019	290,000	325,246
British Transco Finance, Inc., 6.625%, 6/1/2018	80,000	93,440
Buckeye Partners LP, 6.05%, 1/15/2018	40,000	45,197
Canadian Natural Resources Ltd., 6.25%, 3/15/2038	20,000	24,899
Chevron Corp., 4.95%, 3/3/2019	100,000	113,902
ConocoPhillips, 5.75%, 2/1/2019	80,000	93,145
ConocoPhillips Holding Co., 6.95%, 4/15/2029	210,000	287,570
DCP Midstream LLC, 8.125%, 8/16/2030	20,000	26,201
Devon Energy Corp., 6.3%, 1/15/2019	40,000	46,968
Devon Financing Corp. LLC, 7.875%, 9/30/2031	40,000	56,189
EnCana Corp., 5.9%, 12/1/2017	90,000	102,501
Energy Transfer Partners LP:
6.125%, 2/15/2017	20,000	22,282
6.625%, 10/15/2036	20,000	23,763
9.0%, 4/15/2019	48,000	61,340
Enterprise Products Operating LLC:
5.25%, 1/31/2020	145,000	165,478
Series D, 6.875%, 3/1/2033	20,000	25,924
EOG Resources, Inc., 5.625%, 6/1/2019	165,000	191,936
Halliburton Co.:
5.9%, 9/15/2018	60,000	69,808
6.7%, 9/15/2038	60,000	80,806
7.45%, 9/15/2039	40,000	57,912
Hess Corp., 7.125%, 3/15/2033	21,000	27,871
Kerr-McGee Corp., 7.875%, 9/15/2031	60,000	84,741
Kinder Morgan Energy Partners LP:
6.85%, 2/15/2020	50,000	60,000
6.95%, 1/15/2038	125,000	154,109
7.3%, 8/15/2033	40,000	50,836
7.4%, 3/15/2031	40,000	50,152
Marathon Petroleum Corp., 6.5%, 3/1/2041	40,000	49,398
Nexen Energy ULC, 7.875%, 3/15/2032	40,000	54,031
ONEOK Partners LP:
6.15%, 10/1/2016	60,000	66,842
8.625%, 3/1/2019	20,000	25,250
Petro-Canada, 6.8%, 5/15/2038	80,000	105,899
Petrobras International Finance Co., 5.75%, 1/20/2020	410,000	438,208
Petroleos Mexicanos:
5.5%, 1/21/2021	130,000	145,925
6.0%, 3/5/2020	245,000	280,280
Plains All American Pipeline LP:
5.75%, 1/15/2020	40,000	46,458
6.5%, 5/1/2018	80,000	93,565
Shell International Finance BV:
4.3%, 9/22/2019	65,000	72,241
6.375%, 12/15/2038	100,000	131,753
Statoil ASA, 5.25%, 4/15/2019	165,000	189,438
Suncor Energy, Inc., 5.95%, 12/1/2034	40,000	47,992
Talisman Energy, Inc., 7.75%, 6/1/2019	65,000	80,517
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	40,000	47,803
6.2%, 10/15/2037	40,000	50,627
6.35%, 5/15/2067	20,000	20,825
6.5%, 8/15/2018	125,000	148,443
Transocean, Inc.:
6.0%, 3/15/2018	40,000	45,181
6.8%, 3/15/2038	20,000	22,811
Valero Energy Corp.:
7.5%, 4/15/2032	20,000	26,553
9.375%, 3/15/2019	165,000	216,573
10.5%, 3/15/2039	30,000	50,793
Weatherford International Ltd.:
5.5%, 2/15/2016	40,000	42,908
6.0%, 3/15/2018	165,000	187,742
Williams Companies, Inc., 8.75%, 3/15/2032	58,000	75,619
Williams Partners LP, 5.25%, 3/15/2020	100,000	112,800
		5,590,999
Financials 8.0%
ACE INA Holdings, Inc.:
5.7%, 2/15/2017	82,000	91,563
6.7%, 5/15/2036	41,000	55,140
Allstate Corp., 5.35%, 6/1/2033	41,000	47,111
American Express Co., 2.65%, 12/2/2022	208,000	202,831
American International Group, Inc.:
Series MP, 5.45%, 5/18/2017	110,000	122,718
Series G, 5.85%, 1/16/2018	40,000	45,663
Ameriprise Financial, Inc., 5.3%, 3/15/2020	125,000	143,063
AXA SA, 8.6%, 12/15/2030	40,000	53,750
Bank of America Corp.:
4.125%, 1/22/2024	50,000	51,550
5.75%, 12/1/2017	350,000	394,772
6.05%, 5/16/2016	50,000	54,383
Series C, 6.4%, 8/28/2017	40,000	45,691
6.5%, 7/15/2018	40,000	46,566
Series L, 7.625%, 6/1/2019	100,000	123,518
Bank of America NA:
5.3%, 3/15/2017	250,000	274,959
6.0%, 10/15/2036	100,000	121,284
Bank of New York Mellon Corp.:
5.45%, 5/15/2019	35,000	40,330
5.5%, 12/1/2017	50,000	56,463
Bank of Nova Scotia, 1.1%, 12/13/2016	150,000	150,454
Bank One Corp., 7.625%, 10/15/2026	40,000	52,603
BB&T Corp., 5.2%, 12/23/2015	210,000	223,283
Bear Stearns Companies LLC:
5.3%, 10/30/2015	125,000	132,500
7.25%, 2/1/2018	235,000	279,668
Berkshire Hathaway Finance Corp., 5.75%, 1/15/2040	100,000	119,893
BNP Paribas SA, 2.375%, 9/14/2017	205,000	209,920
Boston Properties LP, (REIT), 5.875%, 10/15/2019	80,000	93,419
Caterpillar Financial Services Corp., 5.45%, 4/15/2018	80,000	91,207
China Development Bank Corp., 5.0%, 10/15/2015	50,000	52,467
Chubb Corp.:
6.0%, 5/11/2037	60,000	75,461
Series 1, 6.5%, 5/15/2038	20,000	26,817
Citigroup, Inc.:
4.45%, 1/10/2017	80,000	86,161
5.5%, 2/15/2017	80,000	87,981
6.0%, 8/15/2017	40,000	45,275
6.125%, 11/21/2017	60,000	68,625
6.125%, 5/15/2018	80,000	92,170
6.625%, 6/15/2032	60,000	72,198
8.125%, 7/15/2039	80,000	120,078
8.5%, 5/22/2019	80,000	102,255
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/2022	155,000	164,193
Credit Suisse (U.S.A.), Inc., 5.125%, 8/15/2015	20,000	21,029
Credit Suisse New York, 5.3%, 8/13/2019	150,000	171,593
ERP Operating LP, (REIT), 4.75%, 7/15/2020	165,000	184,215
Fifth Third Bancorp.:
4.5%, 6/1/2018	40,000	43,644
5.45%, 1/15/2017	20,000	21,924
8.25%, 3/1/2038	40,000	58,867
General Electric Capital Corp.:
1.625%, 4/2/2018	250,000	250,409
3.1%, 1/9/2023	250,000	248,038
3.15%, 9/7/2022	125,000	125,571
Series A, 5.0%, 1/8/2016	125,000	133,263
Series A, 6.15%, 8/7/2037	105,000	130,421
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036	20,000	24,127
HCP, Inc., (REIT), 6.0%, 1/30/2017	205,000	229,484
HSBC Bank U.S.A. NA, 7.0%, 1/15/2039	50,000	67,905
HSBC Finance Corp., 5.5%, 1/19/2016	100,000	107,093
HSBC Holdings PLC:
5.1%, 4/5/2021	105,000	119,309
6.5%, 5/2/2036	100,000	122,838
Inter-American Development Bank, 3.875%, 9/17/2019	410,000	450,832
Jefferies Group LLC, 8.5%, 7/15/2019	20,000	25,000
JPMorgan Chase & Co.:
1.625%, 5/15/2018	250,000	249,023
4.625%, 5/10/2021	125,000	137,782
6.0%, 1/15/2018	100,000	114,512
6.125%, 6/27/2017	40,000	45,045
6.3%, 4/23/2019	80,000	94,586
JPMorgan Chase Bank NA, 5.875%, 6/13/2016	250,000	273,522
KeyBank NA, 5.45%, 3/3/2016	25,000	26,887
Lincoln National Corp., 8.75%, 7/1/2019	130,000	168,552
Marsh & McLennan Companies, Inc., 5.75%, 9/15/2015	4,000	4,236
MetLife, Inc.:
4.75%, 2/8/2021	240,000	268,221
6.4%, 12/15/2036	20,000	22,350
Morgan Stanley:
5.45%, 1/9/2017	100,000	110,160
Series F, 5.625%, 9/23/2019	150,000	172,531
6.375%, 7/24/2042 (a)	80,000	101,507
7.3%, 5/13/2019	125,000	152,843
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	100,000	144,506
Nordic Investment Bank, 5.0%, 2/1/2017	150,000	166,016
PNC Funding Corp.:
4.25%, 9/21/2015	125,000	130,512
6.7%, 6/10/2019	80,000	96,771
Principal Financial Group, Inc., 4.625%, 9/15/2042	100,000	101,343
Prologis LP, (REIT), 6.625%, 5/15/2018	93,000	108,541
Protective Life Corp.:
7.375%, 10/15/2019	40,000	49,492
8.45%, 10/15/2039	40,000	58,244
Prudential Financial, Inc.:
Series B, 5.75%, 7/15/2033	20,000	23,372
Series D, 6.625%, 12/1/2037	40,000	51,468
Royal Bank of Canada:
0.625%, 12/4/2015	40,000	40,080
1.125%, 7/22/2016	25,000	25,199
1.2%, 9/19/2017	70,000	69,821
2.0%, 10/1/2018	40,000	40,529
Royal Bank of Scotland PLC, 4.375%, 3/16/2016	205,000	216,832
Simon Property Group LP (REIT):
5.25%, 12/1/2016	80,000	87,381
6.125%, 5/30/2018	105,000	122,162
The Goldman Sachs Group, Inc.:
2.375%, 1/22/2018	200,000	203,107
5.95%, 1/18/2018	105,000	119,285
6.125%, 2/15/2033	40,000	47,909
6.15%, 4/1/2018	100,000	114,682
6.25%, 9/1/2017	165,000	187,845
6.75%, 10/1/2037	100,000	120,303
The Travelers Companies, Inc., 6.25%, 6/15/2037	125,000	161,201
U.S. Bancorp., 2.95%, 7/15/2022	165,000	162,488
UBS AG Stamford Branch:
Series 10, 5.875%, 7/15/2016	50,000	54,768
5.875%, 12/20/2017	225,000	256,986
Wachovia Corp., 5.75%, 6/15/2017	40,000	45,232
Wells Fargo & Co.:
Series I, 3.5%, 3/8/2022	205,000	211,893
5.125%, 9/15/2016	40,000	43,673
5.375%, 2/7/2035	125,000	146,063
Westpac Banking Corp., 4.875%, 11/19/2019	165,000	185,852
		12,388,858
Health Care 2.3%
AbbVie, Inc.:
2.9%, 11/6/2022	72,000	69,626
4.4%, 11/6/2042	41,000	39,803
Actavis, Inc., 3.25%, 10/1/2022	80,000	78,598
Aetna, Inc., 6.625%, 6/15/2036	41,000	53,345
Amgen, Inc.:
5.375%, 5/15/2043	125,000	137,935
5.85%, 6/1/2017	55,000	62,022
AstraZeneca PLC, 5.9%, 9/15/2017	205,000	234,378
Baxter International, Inc., 2.4%, 8/15/2022	80,000	75,670
Becton Dickinson & Co.:
3.125%, 11/8/2021	75,000	77,105
3.25%, 11/12/2020	80,000	83,174
Boston Scientific Corp., 6.0%, 1/15/2020	80,000	93,000
Bristol-Myers Squibb Co., 5.875%, 11/15/2036	17,000	21,005
Cardinal Health, Inc., 3.2%, 6/15/2022	80,000	80,189
Covidien International Finance SA:
6.0%, 10/15/2017	60,000	68,635
6.55%, 10/15/2037	20,000	26,259
Eli Lilly & Co., 5.2%, 3/15/2017	105,000	116,802
Express Scripts Holding Co., 7.25%, 6/15/2019	105,000	128,702
Genentech, Inc., 4.75%, 7/15/2015	40,000	41,817
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	105,000	135,819
Johnson & Johnson:
4.85%, 5/15/2041	80,000	90,848
5.55%, 8/15/2017	80,000	91,138
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	40,000	40,475
McKesson Corp., 5.7%, 3/1/2017	60,000	67,148
Medco Health Solutions, Inc., 7.125%, 3/15/2018	60,000	70,873
Medtronic, Inc.:
Series B, 4.75%, 9/15/2015	60,000	63,116
6.5%, 3/15/2039	20,000	25,927
Merck & Co., Inc., 6.5%, 12/1/2033	20,000	26,640
Merck Sharp & Dohme Corp.:
5.0%, 6/30/2019	100,000	113,785
5.85%, 6/30/2039	20,000	24,650
Novartis Securities Investment Ltd., 5.125%, 2/10/2019	125,000	142,477
Pfizer, Inc., 6.2%, 3/15/2019	125,000	148,388
Pharmacia Corp., 6.6%, 12/1/2028	75,000	97,296
Quest Diagnostics, Inc., 4.75%, 1/30/2020	75,000	81,134
Teva Pharmaceutical Finance Co. BV, 2.4%, 11/10/2016	165,000	170,268
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	115,000	113,590
UnitedHealth Group, Inc., 6.0%, 2/15/2018	410,000	473,035
WellPoint, Inc., 5.85%, 1/15/2036	125,000	147,544
Wyeth LLC, 5.95%, 4/1/2037	40,000	49,150
		3,661,366
Industrials 1.6%
3M Co., 5.7%, 3/15/2037	20,000	24,766
Boeing Co.:
3.75%, 11/20/2016	80,000	85,433
6.625%, 2/15/2038	40,000	54,738
Burlington Northern Santa Fe LLC:
3.75%, 4/1/2024	20,000	20,640
6.15%, 5/1/2037	20,000	24,959
6.2%, 8/15/2036	75,000	92,985
Canadian National Railway Co., 6.375%, 11/15/2037	40,000	52,728
Caterpillar, Inc., 3.803%, 8/15/2042	100,000	92,707
CSX Corp.:
6.0%, 10/1/2036	80,000	98,170
6.15%, 5/1/2037	40,000	49,421
Danaher Corp., 5.625%, 1/15/2018	40,000	45,588
Deere & Co., 8.1%, 5/15/2030	40,000	59,067
Emerson Electric Co.:
4.75%, 10/15/2015	75,000	79,046
5.25%, 10/15/2018	40,000	45,694
General Electric Co.:
4.125%, 10/9/2042	80,000	79,012
5.25%, 12/6/2017	30,000	33,847
Honeywell International, Inc.:
5.3%, 3/1/2018	40,000	45,460
5.7%, 3/15/2036	40,000	49,336
Illinois Tool Works, Inc., 6.25%, 4/1/2019	100,000	118,979
Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	100,000	119,140
Koninklijke Philips NV, 6.875%, 3/11/2038	75,000	100,653
Lockheed Martin Corp., 4.07%, 12/15/2042	60,000	57,844
Raytheon Co.:
4.4%, 2/15/2020	80,000	87,003
7.2%, 8/15/2027	60,000	78,607
Republic Services, Inc., 5.0%, 3/1/2020	80,000	89,603
Rockwell Automation, Inc., 6.25%, 12/1/2037	40,000	50,988
Union Pacific Corp., 3.646%, 2/15/2024	33,000	34,357
United Parcel Service of America, Inc., 8.375%, 4/1/2020	40,000	52,231
United Parcel Service, Inc., 5.5%, 1/15/2018	165,000	188,200
United Technologies Corp.:
5.375%, 12/15/2017	80,000	90,843
6.125%, 7/15/2038	100,000	128,420
Waste Management, Inc., 7.1%, 8/1/2026	80,000	105,322
Western Union Co.:
5.93%, 10/1/2016	125,000	137,212
6.2%, 11/17/2036	20,000	20,739
		2,493,738
Information Technology 1.2%
Cisco Systems, Inc.:
5.5%, 2/22/2016	205,000	221,552
5.9%, 2/15/2039	100,000	122,069
Corning, Inc., 5.75%, 8/15/2040	40,000	48,193
Hewlett-Packard Co., 2.125%, 9/13/2015	125,000	127,203
International Business Machines Corp.:
5.7%, 9/14/2017	150,000	170,896
6.5%, 1/15/2028	105,000	135,608
Microsoft Corp.:
4.2%, 6/1/2019	80,000	88,951
5.2%, 6/1/2039	40,000	45,471
Oracle Corp.:
5.0%, 7/8/2019	80,000	91,233
5.25%, 1/15/2016	80,000	85,712
6.125%, 7/8/2039	105,000	131,753
6.5%, 4/15/2038	80,000	103,145
Tyco Electronics Group SA, 6.55%, 10/1/2017	205,000	237,223
Xerox Corp., 6.75%, 2/1/2017	165,000	187,204
		1,796,213
Materials 1.3%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	25,000	27,603
Barrick Gold Corp., 6.95%, 4/1/2019	105,000	125,219
BHP Billiton Finance (U.S.A.) Ltd.:
5.4%, 3/29/2017	125,000	139,455
6.5%, 4/1/2019	40,000	48,137
Cliffs Natural Resources, Inc., 6.25%, 10/1/2040 (a)	40,000	34,620
Dow Chemical Co., 5.25%, 11/15/2041	40,000	43,530
E.I. du Pont de Nemours & Co., 4.625%, 1/15/2020	145,000	162,913
International Paper Co.:
7.5%, 8/15/2021	105,000	133,788
7.95%, 6/15/2018	80,000	97,833
Monsanto Co.:
5.5%, 8/15/2025	20,000	23,665
Series 1, 5.5%, 7/30/2035	50,000	57,430
Newmont Mining Corp.:
3.5%, 3/15/2022	40,000	38,566
5.125%, 10/1/2019	80,000	88,256
5.875%, 4/1/2035	15,000	15,197
Nucor Corp.:
5.85%, 6/1/2018	20,000	22,933
6.4%, 12/1/2037	40,000	48,909
Potash Corp. of Saskatchewan, Inc., 6.5%, 5/15/2019	80,000	95,883
PPG Industries, Inc.:
6.65%, 3/15/2018	45,000	52,414
7.7%, 3/15/2038	125,000	177,562
Praxair, Inc., 4.5%, 8/15/2019	60,000	66,585
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	21,000	23,825
6.125%, 12/15/2033	41,000	49,099
Rio Tinto Finance (U.S.A.) Ltd., 9.0%, 5/1/2019	65,000	85,218
Rohm & Haas Co., 6.0%, 9/15/2017	71,000	80,250
Southern Copper Corp., 6.75%, 4/16/2040	75,000	81,548
Vale Overseas Ltd., 6.875%, 11/21/2036	125,000	138,380
Westvaco Corp., 7.95%, 2/15/2031	80,000	103,068
		2,061,886
Telecommunication Services 1.2%
America Movil SAB de CV:
6.125%, 11/15/2037	30,000	35,161
6.125%, 3/30/2040	100,000	117,782
AT&T, Corp., 8.0%, 11/15/2031	16,000	23,493
AT&T, Inc.:
2.625%, 12/1/2022	180,000	172,469
6.4%, 5/15/2038	16,000	19,614
6.55%, 2/15/2039	51,000	63,210
British Telecommunications PLC:
5.95%, 1/15/2018	50,000	57,189
9.625%, 12/15/2030	60,000	95,565
Deutsche Telekom International Finance BV, 5.75%, 3/23/2016	225,000	243,374
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	40,000	56,682
Motorola Solutions, Inc., 7.5%, 5/15/2025	40,000	50,872
Orange SA, 5.375%, 7/8/2019	125,000	142,416
Rogers Communications, Inc., 6.8%, 8/15/2018	80,000	95,076
Telefonica Emisiones SAU, 7.045%, 6/20/2036	40,000	51,020
Telefonica Europe BV, 8.25%, 9/15/2030	35,000	47,859
Verizon Communications, Inc.:
5.15%, 9/15/2023	200,000	223,819
6.35%, 4/1/2019	85,000	100,522
7.75%, 12/1/2030	80,000	109,713
7.75%, 6/15/2032	80,000	108,719
Vodafone Group PLC, 6.15%, 2/27/2037	105,000	124,767
		1,939,322
Utilities 2.2%
Alabama Power Co.:
5.7%, 2/15/2033	50,000	60,273
6.125%, 5/15/2038	82,000	104,771
Berkshire Hathaway Energy Co., 6.125%, 4/1/2036	145,000	179,777
Cleveland Electric Illuminating Co.:
5.7%, 4/1/2017	65,000	70,930
Series D, 7.88%, 11/1/2017	60,000	71,923
Commonwealth Edison Co.:
5.8%, 3/15/2018	40,000	45,892
Series 106, 6.15%, 9/15/2017	80,000	91,927
Consolidated Edison Co. of New York:
Series 06-B, 6.2%, 6/15/2036	55,000	70,396
Series 08-B, 6.75%, 4/1/2038	40,000	53,761
Dominion Resources, Inc.:
Series C, 5.15%, 7/15/2015	40,000	41,875
Series F, 5.25%, 8/1/2033	80,000	90,049
Series B, 5.95%, 6/15/2035	40,000	48,368
DTE Electric Co., 5.7%, 10/1/2037	40,000	48,984
Duke Energy Carolinas LLC, 6.05%, 4/15/2038	115,000	147,723
Duke Energy Indiana, Inc., 6.45%, 4/1/2039	125,000	166,612
Entergy Texas, Inc., 7.125%, 2/1/2019	115,000	139,047
Exelon Corp., 5.625%, 6/15/2035	20,000	22,507
Exelon Generation Co., LLC, 5.2%, 10/1/2019	105,000	118,088
Florida Power & Light Co.:
4.95%, 6/1/2035	40,000	45,167
5.55%, 11/1/2017	80,000	90,920
5.65%, 2/1/2037	40,000	49,480
KeySpan Corp., 8.0%, 11/15/2030	40,000	54,897
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	33,632
NiSource Finance Corp.:
5.25%, 9/15/2017	60,000	66,880
5.45%, 9/15/2020	60,000	68,677
Northern States Power Co., 6.25%, 6/1/2036	80,000	104,711
Oncor Electric Delivery Co., LLC, 7.0%, 9/1/2022	80,000	102,234
Pacific Gas & Electric Co.:
5.4%, 1/15/2040	40,000	45,632
6.05%, 3/1/2034	100,000	123,671
PSEG Power LLC, 5.5%, 12/1/2015	40,000	42,670
Puget Sound Energy, Inc.:
5.483%, 6/1/2035	20,000	23,610
5.795%, 3/15/2040	80,000	99,940
San Diego Gas & Electric Co., 5.35%, 5/15/2040	40,000	48,035
Sempra Energy, 6.0%, 10/15/2039	100,000	124,084
Southern California Edison Co.:
Series 2008-A, 5.95%, 2/1/2038	45,000	56,871
6.65%, 4/1/2029	80,000	102,750
Southern California Gas Co., Series KK, 5.75%, 11/15/2035	40,000	49,925
Southern Union Co., 8.25%, 11/15/2029	40,000	51,229
Southwestern Electric Power Co., Series F, 5.875%, 3/1/2018	125,000	142,313
Union Electric Co., 6.4%, 6/15/2017	80,000	90,919
United Utilities PLC, 5.375%, 2/1/2019	25,000	27,377
Virginia Electric & Power Co., 8.875%, 11/15/2038	40,000	66,335
Xcel Energy, Inc., 6.5%, 7/1/2036	60,000	78,351
		3,363,213
Total Corporate Bonds (Cost $36,053,735)		40,140,018

Mortgage-Backed Securities Pass-Throughs 28.5%
Federal Home Loan Mortgage Corp.:
2.075%*, 12/1/2033	32,455	33,939
2.322%*, 3/1/2036	187,056	196,506
2.376%*, 4/1/2036	10,218	10,828
2.387%*, 11/1/2035	25,790	27,518
2.429%*, 5/1/2037	11,266	11,876
2.48%*, 9/1/2035	22,683	24,121
2.5%, 3/1/2027	316,538	322,646
2.617%*, 8/1/2036	14,983	16,047
2.805%*, 4/1/2037	24,797	26,564
3.0%, with various maturities from 11/1/2026 until 7/1/2043	1,572,059	1,566,563
3.5%, with various maturities from 8/1/2027 until 10/1/2043	2,363,543	2,455,462
4.0%, with various maturities from 1/1/2020 until 8/1/2042	1,766,592	1,874,576
4.5%, with various maturities from 1/1/2020 until 9/1/2041	1,869,270	2,032,085
4.965%*, 5/1/2037	11,985	12,781
5.0%, with various maturities from 12/1/2017 until 6/1/2038	1,066,659	1,173,913
5.5%, with various maturities from 6/1/2020 until 1/1/2038	619,511	690,478
6.0%, with various maturities from 9/1/2021 until 2/1/2038	618,738	694,390
6.5%, with various maturities from 12/1/2014 until 8/1/2036	152,717	172,630
7.0%, with various maturities from 12/1/2024 until 12/1/2026	12,668	14,662
7.5%, with various maturities from 5/1/2024 until 6/1/2027	3,070	3,567
Federal National Mortgage Association:
2.02%*, 6/1/2035	47,909	50,019
2.236%*, 3/1/2035	60,701	64,173
2.384%*, 7/1/2035	17,135	18,129
2.42%*, 11/1/2036	28,234	30,245
2.435%*, 4/1/2035	63,633	67,847
2.482%*, 1/1/2036	44,553	47,520
2.5%, 5/1/2028	2,310,187	2,351,879
2.58%*, 9/1/2036	8,147	8,704
2.874%*, 8/1/2036	12,168	13,035
3.0%, with various maturities from 1/1/2027 until 8/1/2043	4,030,645	4,034,400
3.5%, with various maturities from 12/1/2026 until 4/1/2043	3,351,662	3,470,816
3.511%*, 6/1/2041	118,417	125,677
3.545%*, 5/1/2041	87,917	92,767
3.62%*, 5/1/2040	95,080	99,794
4.0%, with various maturities from 12/1/2020 until 3/1/2042	3,598,859	3,835,003
4.5%, with various maturities from 2/1/2020 until 6/1/2042	1,838,906	1,995,326
5.0%, with various maturities from 12/1/2023 until 9/1/2041	1,201,239	1,331,205
5.5%, with various maturities from 8/1/2019 until 12/1/2038	913,837	1,019,285
6.0%, with various maturities from 12/1/2016 until 11/1/2037	462,281	518,370
6.5%, with various maturities from 1/1/2018 until 1/1/2038	266,935	301,985
7.0%, with various maturities from 10/1/2015 until 6/1/2038	209,430	239,774
7.5%, with various maturities from 1/1/2024 until 4/1/2028	8,166	9,559
8.0%, with various maturities from 12/1/2021 until 11/1/2031	16,103	19,221
8.5%, with various maturities from 12/1/2025 until 8/1/2031	3,220	3,802
Government National Mortgage Association:
3.0%, with various maturities from 9/15/2042 until 5/20/2043	2,794,214	2,824,444
3.5%, with various maturities from 10/20/2041 until 9/20/2043	3,310,082	3,452,049
4.0%, with various maturities from 11/15/2024 until 8/20/2043	1,940,112	2,078,972
4.5%, with various maturities from 5/15/2039 until 1/20/2041	1,953,027	2,136,983
5.0%, with various maturities from 9/20/2033 until 8/20/2042	1,455,072	1,613,881
5.5%, with various maturities from 9/15/2033 until 10/20/2040	290,472	326,572
6.0%, with various maturities from 2/15/2029 until 12/15/2038	366,780	417,115
6.5%, with various maturities from 8/20/2032 until 10/20/2037	245,309	281,440
7.5%, 8/15/2031	1,425	1,706
8.0%, with various maturities from 7/15/2022 until 3/15/2032	39,025	46,692
Total Mortgage-Backed Securities Pass-Throughs (Cost $43,201,332)		44,289,541
Asset-Backed 0.5%
Credit Card Receivables 0.4%
Chase Issuance Trust:
"A8", Series 2012-A8, 0.54%, 10/16/2017	100,000	100,081
"A7", Series 2012-A7, 2.16%, 9/16/2024	100,000	94,849
Citibank Credit Card Issuance Trust:
"A10", Series 2013-A10, 0.73%, 2/7/2018	100,000	100,246
"A3", Series 2013-A3, 1.11%, 7/23/2018	100,000	100,590
"A3", Series 2006-A3, 5.3%, 3/15/2018	100,000	107,873
"A8", Series 2007-A8, 5.65%, 9/20/2019	100,000	113,578
GE Capital Credit Card Master Note Trust, "A", Series 2012-7, 1.76%, 9/15/2022	100,000	97,336
		714,553
Utilities 0.1%
CenterPoint Energy Transition Bond Co., LLC, "A4", Series 2005-A, 5.17%, 8/1/2019	74,169	78,966
Total Asset-Backed (Cost $774,887)		793,519

Commercial Mortgage-Backed Securities 2.2%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-4, 5.675%, 7/10/2046	100,000	108,814
Banc of America Merrill Lynch Commercial Mortgage, Inc., "AJ", Series 2005-6, 5.177%*, 9/10/2047	80,000	84,123
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007-T26, 5.471%, 1/12/2045	100,000	110,134
Citigroup Commercial Mortgage Trust, "A3", Series 2006-C4, 5.975%*, 3/15/2049	77,042	82,442
Commercial Mortgage Trust:
"A4", Series 2013-CR9, 4.378%*, 7/10/2045	186,000	201,930
"A4", Series 2007-GG11, 5.736%, 12/10/2049	115,000	127,846
"A4", Series 2006-C7, 5.752%*, 6/10/2046	94,570	101,364
"A4", Series 2007-C9, 5.796%*, 12/10/2049	80,000	89,567
Credit Suisse Commercial Mortgage Trust, "A3", Series 2006-C4, 5.467%, 9/15/2039	115,341	124,257
Fannie Mae-Aces:
"A2", Series 2013-M14, 3.329%, 10/25/2023	100,000	103,881
"A2', Series 2014-M4, 3.346%, 3/25/2024	100,000	103,763
FHLMC Multifamily Structured Pass-Through Certificates:
''A2", Series K022, 2.355%, 7/25/2022	100,000	98,227
"A2", Series K020, 2.373%, 5/25/2022	100,000	98,739
"A2", Series K017, 2.873%, 12/25/2021	100,000	102,615
"A2", Series K031, 3.3%, 4/25/2023	100,000	103,968
"A2", Series K029, 3.32%, 2/25/2023	100,000	104,418
GS Mortgage Securities Corp. II, "A4", Series 2007-GG10, 5.997%*, 8/10/2045 (a)	95,345	105,582
JPMBB Commercial Mortgage Securities Trust, "A4", Series 2013-C17, 4.199%, 1/15/2047	100,000	107,529
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A3", Series 2007-LDPX, 5.42%, 1/15/2049	118,507	129,428
"A4", Series 2007-CB18, 5.44%, 6/12/2047	83,777	91,385
"AJ", Series 2005-LDP5, 5.526%*, 12/15/2044	85,000	90,103
"A4", Series 2007-CB19, 5.892%*, 2/12/2049	100,000	110,301
"A4", Series 2007-LD11, 5.991%*, 6/15/2049	100,000	109,967
LB-UBS Commercial Mortgage Trust:
"A3", Series 2007-C2, 5.43%, 2/15/2040	119,173	130,707
"AM", Series 2006-C3, 5.712%, 3/15/2039	50,000	53,560
"A4", Series 2007-C6, 5.858%, 7/15/2040	94,364	101,111
"A3", Series 2007-C7, 5.866%, 9/15/2045	67,841	76,286
Morgan Stanley Bank of America Merrill Lynch Trust, "A4", Series 2013-C9, 3.102%, 5/15/2046	100,000	99,214
Morgan Stanley Capital I Trust:
"A2", Series 2011-C3, 3.224%, 7/15/2049	94,071	97,965
"A4", Series 2006-T21, 5.162%, 10/12/2052	100,000	104,691
UBS Commercial Mortgage Trust, "A3", Series 2012-C1, 3.4%, 5/10/2045	175,000	179,368
Wachovia Bank Commercial Mortgage Trust:
"A4", Series 2006-C23, 5.418%, 1/15/2045	41,366	43,465
"AM", Series 2005-C22, 5.505%*, 12/15/2044	85,000	89,659
Total Commercial Mortgage-Backed Securities (Cost $3,314,384)		3,466,409

Government & Agency Obligations 37.8%
Other Government Related (b) 1.6%
Asian Development Bank, 1.75%, 9/11/2018	250,000	253,377
European Investment Bank:
0.875%, 4/18/2017	500,000	499,982
4.875%, 2/15/2036	165,000	197,514
5.125%, 5/30/2017	40,000	44,796
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	80,000	105,946
International Bank for Reconstruction & Development:
0.5%, 4/15/2016	500,000	500,427
Series 1312, 4.75%, 2/15/2035	20,000	23,483
5.0%, 4/1/2016	40,000	43,190
8.625%, 10/15/2016	100,000	117,250
KFW:
Zero Coupon, 4/18/2036	410,000	192,157
2.375%, 8/25/2021 (a)	165,000	165,687
Landwirtschaftliche Rentenbank:
3.125%, 7/15/2015	165,000	169,864
5.125%, 2/1/2017	80,000	88,802
Petroleos Mexicanos:
5.75%, 3/1/2018	35,000	39,462
6.625%, 6/15/2035	40,000	47,100
		2,489,037
Sovereign Bonds 2.1%
Federal Republic of Brazil:
5.625%, 1/7/2041 (a)	150,000	161,250
7.125%, 1/20/2037	40,000	50,600
8.875%, 10/14/2019	80,000	104,200
8.875%, 4/15/2024	80,000	112,200
Province of Ontario:
4.0%, 10/7/2019	245,000	269,571
4.4%, 4/14/2020	100,000	112,092
4.95%, 11/28/2016	25,000	27,471
Province of Quebec:
4.625%, 5/14/2018	40,000	44,764
5.125%, 11/14/2016	40,000	44,084
Series NN, 7.125%, 2/9/2024	80,000	104,099
Republic of Colombia, 4.375%, 7/12/2021 (a)	250,000	268,250
Republic of Italy:
5.375%, 6/12/2017	100,000	110,907
5.375%, 6/15/2033	80,000	94,432
Republic of Korea, 5.125%, 12/7/2016	100,000	110,178
Republic of Panama, 5.2%, 1/30/2020	100,000	111,600
Republic of Peru, 7.35%, 7/21/2025	115,000	152,375
Republic of Philippines, 5.5%, 3/30/2026	200,000	230,500
Republic of Poland, 6.375%, 7/15/2019	165,000	195,525
Republic of South Africa, 6.875%, 5/27/2019	100,000	115,625
Republic of Turkey, 6.0%, 1/14/2041	200,000	213,750
State of Israel, 5.125%, 3/26/2019	100,000	113,000
United Mexican States:
4.0%, 10/2/2023	250,000	262,750
Series A, 6.75%, 9/27/2034	176,000	227,920
		3,237,143
U.S. Government Sponsored Agencies 4.0%
Federal Home Loan Bank:
0.5%, 11/20/2015	1,230,000	1,233,895
1.0%, 6/21/2017	820,000	823,117
Federal Home Loan Mortgage Corp.:
2.375%, 1/13/2022	411,000	410,197
2.5%, 5/27/2016	822,000	853,802
3.75%, 3/27/2019	622,000	682,962
6.25%, 7/15/2032	100,000	138,411
6.75%, 9/15/2029	3,000	4,278
Federal National Mortgage Association:
0.5%, 7/2/2015	822,000	824,636
1.875%, 9/18/2018	500,000	507,751
6.25%, 5/15/2029	105,000	141,760
7.125%, 1/15/2030	41,000	59,957
7.25%, 5/15/2030	164,000	243,038
Tennessee Valley Authority, 5.25%, 9/15/2039	185,000	224,504
		6,148,308
U.S. Treasury Obligations 30.1%
U.S. Treasury Bonds:
2.75%, 11/15/2042	250,000	223,164
3.5%, 2/15/2039	572,000	596,847
3.625%, 8/15/2043	250,000	264,063
3.875%, 8/15/2040	411,000	455,953
4.25%, 5/15/2039	506,000	594,155
4.375%, 2/15/2038	464,000	553,972
4.5%, 2/15/2036	41,000	49,796
4.5%, 8/15/2039	527,000	642,363
4.625%, 2/15/2040	404,000	502,412
6.0%, 2/15/2026	316,000	422,354
6.25%, 8/15/2023	986,000	1,300,595
7.25%, 8/15/2022	341,000	468,555
7.625%, 11/15/2022	74,000	104,357
7.875%, 2/15/2021	1,068,000	1,460,157
8.0%, 11/15/2021	464,000	649,854
U.S. Treasury Notes:
0.625%, 8/31/2017	3,286,000	3,250,058
0.625%, 11/30/2017	2,108,000	2,075,722
0.75%, 12/31/2017	2,465,000	2,433,803
0.875%, 9/15/2016	1,000,000	1,007,266
0.875%, 11/30/2016	1,643,000	1,653,141
0.875%, 4/15/2017 (a)	2,500,000	2,506,055
0.875%, 6/15/2017	2,500,000	2,500,977
1.0%, 10/31/2016	500,000	504,687
1.5%, 2/28/2019	1,000,000	998,359
1.5%, 5/31/2019 (a)	2,000,000	1,990,000
2.0%, 9/30/2020	2,000,000	2,003,750
2.0%, 11/15/2021	822,000	811,725
2.0%, 2/15/2022	1,143,000	1,125,230
2.125%, 8/15/2021	1,519,000	1,518,051
2.25%, 3/31/2016	186,000	192,139
2.625%, 8/15/2020	1,849,000	1,924,116
2.75%, 11/15/2023	1,000,000	1,024,922
2.75%, 2/15/2024	250,000	255,684
3.25%, 3/31/2017	2,875,000	3,069,062
3.375%, 11/15/2019	1,232,000	1,338,644
3.625%, 8/15/2019	2,054,000	2,254,906
3.625%, 2/15/2020	822,000	904,136
3.625%, 2/15/2021	1,643,000	1,808,327
3.75%, 11/15/2018	390,000	428,970
4.5%, 2/15/2016	542,000	578,818
4.875%, 8/15/2016	392,000	428,168
		46,875,313
Total Government & Agency Obligations (Cost $56,271,696)		58,749,801

Municipal Bonds and Notes 1.2%
California, Metropolitan Water District of Southern California, Build America Bonds, 6.947%, 7/1/2040	80,000	93,939
California, State Build America Bonds, 7.55%, 4/1/2039	75,000	111,979
Chicago, IL, Board of Education, Qualified School Construction Bond, 6.319%, 11/1/2029	80,000	85,378
Chicago, IL, Transit Authority, Transfer Tax Receipts Revenue, Series A, 6.899%, 12/1/2040	40,000	49,841
Chicago, IL, Taxable Project, Series C1, 7.781%, 1/1/2035	40,000	49,370
East Bay, CA, Municipal Utility District Water Systems Revenue, Build America Bonds, 5.874%, 6/1/2040	80,000	101,026
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057	80,000	98,032
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043	40,000	51,566
New Jersey, State Transportation Trust Fund Authority, Build America Bonds:
Series C, 6.104%, 12/15/2028	245,000	273,268
Series B, 6.561%, 12/15/2040	40,000	52,116
New York, State Dormitory Authority, State Personal Income Tax Revenue, Build America Bonds, 5.628%, 3/15/2039	20,000	24,154
New York, Build America Bonds, Series F-1, 6.646%, 12/1/2031	80,000	94,230
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Build America Bonds, 5.724%, 6/15/2042	80,000	100,176
North Texas, Tollway Authority Revenue, Build America Bonds, 6.718%, 1/1/2049	80,000	110,313
Ohio, State University General Receipts, Build America Bonds, 4.91%, 6/1/2040	40,000	45,453
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	20,000	24,247
Pennsylvania, State Public School Building Authority Revenue, Qualified School Construction Bond, Series A, 5.0%, 9/15/2027	80,000	87,599
Phoenix, AZ, Build America Bonds, Series A, 5.269%, 7/1/2034	35,000	38,648
Port Authority of New York & New Jersey, One Hundred Sixty-fourth Series, 5.647%, 11/1/2040	125,000	151,783
San Antonio, TX, Electric & Gas Revenue, Build America Bonds, 5.985%, 2/1/2039	40,000	51,645
Texas, University Revenues, Build America Bonds, Series C, 4.794%, 8/15/2046	40,000	44,986
Texas, State Transportation Commission Revenue, Build America Bonds, Series B, 5.178%, 4/1/2030	40,000	47,245
Texas, Build America Bonds, 5.517%, 4/1/2039	40,000	50,170
Utah, Build America Bonds, Series B, 3.539%, 7/1/2025	40,000	41,558
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Build American Bonds, 5.491%, 11/1/2039	40,000	47,968
Total Municipal Bonds and Notes (Cost $1,640,481)		1,926,690

	Shares	Value ($)

Securities Lending Collateral 3.5%
Daily Assets Fund Institutional, 0.08% (c) (d) (Cost $5,413,679)	5,413,679	5,413,679

Cash Equivalents 5.2%
Central Cash Management Fund, 0.06% (c) (Cost $8,048,858)	8,048,858	8,048,858

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $154,719,052)†	104.7	162,828,515
Other Assets and Liabilities, Net	(4.7)	(7,299,880)
Net Assets	100.0	155,528,635

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2014.

† The cost for federal income tax purposes was $154,710,840. At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $8,117,675. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,828,875 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $711,200.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2014 amounted to $5,301,549, which is 3.4% of net assets.

(b) Government-backed debt issued by financial companies or government-sponsored enterprises.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage- or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (e)
Corporate Bonds	$—	$40,140,018	$—	$40,140,018
Mortgage-Backed Securities Pass-Throughs	—	44,289,541	—	44,289,541
Asset-Backed	—	793,519	—	793,519
Commercial Mortgage-Backed Securities	—	3,466,409	—	3,466,409
Government & Agency Obligations	—	58,749,801	—	58,749,801
Municipal Bonds and Notes	—	1,926,690	—	1,926,690
Short-Term Investments (e)	13,462,537	—	—	13,462,537
Total	$13,462,537	$149,365,978	$—	$162,828,515

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.

(e) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2014 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $141,256,515) — including $5,301,549 of securities loaned	$149,365,978
Investment in Daily Assets Fund Institutional (cost $5,413,679)*	5,413,679
Investment in Central Cash Management Fund (cost $8,048,858)	8,048,858
Total investments in securities, at value (cost $154,719,052)	162,828,515
Cash	10,000
Receivable for Fund shares sold	473,473
Interest receivable	1,116,280
Other assets	29,845
Total assets	164,458,113
Liabilities
Payable upon return of securities loaned	5,413,679
Payable for investments purchased	3,218,254
Payable for Fund shares redeemed	101,002
Distributions payable	75,497
Accrued Trustees' fees	986
Other accrued expenses and payables	120,060
Total liabilities	8,929,478
Net assets, at value	$155,528,635
Net Assets Consist of
Undistributed net investment income	4,937
Net unrealized appreciation (depreciation) on investments	8,109,463
Accumulated net realized gain (loss)	1,624,093
Paid-in capital	145,790,142
Net assets, at value	$155,528,635

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2014 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value, offering and redemption price per share ($19,582,369 ÷ 1,926,661 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.16
Maximum offering price per share (100 ÷ 97.25 of $10.16)	$10.45
Class S Net Asset Value, offering and redemption price per share ($23,873,379 ÷ 2,347,646 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.17
Institutional Class Net Asset Value, offering and redemption price per share ($112,072,887 ÷ 11,028,222 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.16

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2014 (Unaudited)
Investment Income
Interest	$2,557,854
Income distributions — Central Cash Management Fund	2,056
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	7,241
Total income	2,567,151
Expenses: Management fee	120,664
Administration fee	80,443
Services to shareholders	85,650
Distribution service fee	21,846
Custodian fee	16,656
Professional fees	47,414
Reports to shareholders	18,631
Registration fees	22,164
Trustees' fees and expenses	5,316
Other	22,329
Total expenses before expense reductions	441,113
Expense reductions	(290,102)
Total expenses after expense reductions	151,011
Net investment income	$2,416,140
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	1,620,343
Change in net unrealized appreciation (depreciation) on investments	2,261,461
Net gain (loss)	3,881,804
Net increase (decrease) in net assets resulting from operations	$6,297,944

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations: Net investment income	$2,416,140	$6,200,857
Operations: Net investment income	$2,416,140	$6,200,857
Net realized gain (loss)	1,620,343	10,400,168
Change in net unrealized appreciation (depreciation)	2,261,461	(22,269,032)
Net increase (decrease) in net assets resulting from operations	6,297,944	(5,668,007)
Distributions to shareholders from: Net investment income: Class A	(255,858)	(582,361)
Class S	(442,542)	(812,469)
Institutional Class	(1,716,090)	(4,802,740)
Net realized gains: Class A	(21,897)	(806,704)
Class S	(30,599)	(1,058,221)
Institutional Class	(134,140)	(5,527,599)
Total distributions	(2,601,126)	(13,590,094)
Fund share transactions: Proceeds from shares sold	63,562,808	70,715,148
Reinvestment of distributions	1,731,014	10,063,218
Payments for shares redeemed	(76,613,661)	(257,382,428)
In-kind redemption	—	(51,350,161)
Net increase (decrease) in net assets from Fund share transactions	(11,319,839)	(227,954,223)
Increase (decrease) in net assets	(7,623,021)	(247,212,324)
Net assets at beginning of period	163,151,656	410,363,980
Net assets at end of period (including undistributed net investment income of $4,937 and $3,287, respectively)	$155,528,635	$163,151,656

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Years Ended December 31,
Class A	Six Months Ended 6/30/14 (Unaudited)	2013	2012	2011	2010	Period Ended 12/31/09a
Selected Per Share Data
Net asset value, beginning of period	$9.93	$10.90	$10.97	$10.60	$10.37	$10.26
Income (loss) from investment operations: Net investment incomeb	.14	.27	.26	.27	.28	.27
Net realized and unrealized gain (loss)	.24	(.55)	.14	.48	.32	.16
Total from investment operations	.38	(.28)	.40	.75	.60	.43
Less distributions from: Net investment income	(.14)	(.27)	(.26)	(.27)	(.28)	(.29)
Net realized gains	(.01)	(.42)	(.21)	(.11)	(.09)	(.03)
Total distributions	(.15)	(.69)	(.47)	(.38)	(.37)	(.32)
Net asset value, end of period	$10.16	$9.93	$10.90	$10.97	$10.60	$10.37
Total Return (%)c,d	3.87	**	(2.59)	3.72	7.18	5.69	4.43	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20	19	27	88	94	12
Ratio of expenses before expense reductions (%)	.76	*	.72	.70	.71	.69	.79	*
Ratio of expenses after expense reductions (%)	.39	*	.53	.59	.57	.52	.57	*
Ratio of net investment income (%)	2.81	*	2.54	2.45	2.56	2.60	3.03	*
Portfolio turnover rate (%)	27	**	53	e	105	146	167	132
a For the period from February 17, 2009 (commencement of operations of Class A shares) to December 31, 2009.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
e Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Years Ended December 31,
Class S	Six Months Ended 6/30/14 (Unaudited)	2013	2012	2011	2010	Period Ended 12/31/09a
Selected Per Share Data
Net asset value, beginning of period	$9.93	$10.90	$10.97	$10.60	$10.38	$10.26
Income (loss) from investment operations: Net investment incomeb	.15	.29	.29	.29	.30	.30
Net realized and unrealized gain (loss)	.25	(.55)	.14	.48	.31	.16
Total from investment operations	.40	(.26)	.43	.77	.61	.46
Less distributions from: Net investment income	(.15)	(.29)	(.29)	(.29)	(.30)	(.31)
Net realized gains	(.01)	(.42)	(.21)	(.11)	(.09)	(.03)
Total distributions	(.16)	(.71)	(.50)	(.40)	(.39)	(.34)
Net asset value, end of period	$10.17	$9.93	$10.90	$10.97	$10.60	$10.38
Total Return (%)c	4.02	**	(2.43)	4.01	7.39	5.89	4.59	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24	25	30	23	43	32
Ratio of expenses before expense reductions (%)	.56	*	.53	.48	.58	.59	.66	*
Ratio of expenses after expense reductions (%)	.24	*	.34	.37	.39	.34	.34	*
Ratio of net investment income (%)	2.93	*	2.73	2.66	2.73	2.78	3.38	*
Portfolio turnover rate (%)	27	**	53	d	105	146	167	132
a For the period from February 17, 2009 (commencement of operations of Class S shares) to December 31, 2009.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Years Ended December 31,
Institutional Class	Six Months Ended 6/30/14 (Unaudited)	2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$9.93	$10.90	$10.97	$10.60	$10.38	$10.30
Income (loss) from investment operations: Net investment incomea	.15	.30	.31	.32	.32	.38
Net realized and unrealized gain (loss)	.24	(.55)	.14	.48	.31	.13
Total from investment operations	.39	(.25)	.45	.80	.63	.51
Less distributions from: Net investment income	(.15)	(.30)	(.31)	(.32)	(.32)	(.40)
Net realized gains	(.01)	(.42)	(.21)	(.11)	(.09)	(.03)
Total distributions	(.16)	(.72)	(.52)	(.43)	(.41)	(.43)
Net asset value, end of period	$10.16	$9.93	$10.90	$10.97	$10.60	$10.38
Total Return (%)b	4.00	**	(2.31)	4.17	7.62	6.08	5.05
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	112	119	353	340	398	341
Ratio of expenses before expense reductions (%)	.51	*	.45	.37	.39	.39	.42
Ratio of expenses after expense reductions (%)	.14	*	.19	.22	.20	.16	.15
Ratio of net investment income (%)	3.05	*	2.84	2.82	2.93	2.96	3.72
Portfolio turnover rate (%)	27	**	53	c	105	146	167	132
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche U.S. Bond Index Fund (formerly DWS U.S. Bond Index Fund) (the "Fund") is a diversified series of the Deutsche Institutional Funds (formerly DWS Institutional Funds) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2014, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remains open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to in-kind redemptions and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended June 30, 2014, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury obligations) aggregated $22,132,656 and $27,100,842, respectively. Purchases and sales of U.S. Treasury obligations aggregated $20,075,003 and $27,167,955, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor. Northern Trust Investments, Inc. ("NTI") serves as sub-advisor with respect to the investment and reinvestment of assets in the Fund, and is paid by the Advisor for its services.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2014 through September 30, 2014, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.39%
Class S	.24%
Institutional Class	.14%

For the six months ended June 30, 2014, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$33,663
Class S	48,213
Institutional Class	208,226
$290,102

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2014, the Administration Fee was $80,443, of which $12,756 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholders servicing fee it receives from the Fund. For the six months ended June 30, 2014, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2014
Class A	$6,146	$3,532
Class S	5,851	3,133
Institutional Class	12,784	6,761
	$24,781	$13,426

Distribution Service Fee. DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, provides information and administrative services for a fee ("Service Fee") to Class A shareholders at an annual rate of up to 0.25% of average daily net assets. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2014, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at June 30, 2014	Annualized Rate
Class A	$21,846	$11,153	.24%

Underwriting Agreement. DDI is the principal underwriter for the Fund. There were no underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2014. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2014, the amount charged to the Fund by the Advisor included in the Statement of Operations under "reports to shareholders" aggregated $10,252, of which $8,521 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2014, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $656.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2014.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2014		Year Ended December 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	372,009	$3,750,290	713,399	$7,539,820
Class S	4,035,510	40,596,060	1,431,078	15,133,449
Institutional Class	1,905,196	19,216,458	4,529,202	48,041,879
		$63,562,808		$70,715,148
Shares issued to shareholders in reinvestment of distributions
Class A	26,565	$267,512	135,008	$1,382,868
Class S	45,741	460,354	180,422	1,847,527
Institutional Class	99,651.	1,003,148	664,362	6,832,823
		$1,731,014		$10,063,218
Shares redeemed
Class A	(418,097)	$(4,179,016)	(1,385,769)	$(14,679,060)
Class S	(4,229,330)	(42,605,438)	(1,884,273)	(19,721,430)
Institutional Class	(2,962,963)	(29,829,207)	(20,861,786)	(222,981,938)
		$(76,613,661)		$(257,382,428)
In-kind redemptions
Institutional Class		$—	(4,754,645)	$(51,350,161)
Net increase (decrease)
Class A	(19,523)	$(161,214)	(537,362)	$(5,756,372)
Class S	(148,079)	(1,549,024)	(272,773)	(2,740,454)
Institutional Class	(958,116)	(9,609,601)	(20,422,867)	(219,457,397)
		$(11,319,839)		$(227,954,223)

F. In-Kind Redemptions

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payments for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities exceeds their costs; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2013, an affiliated shareholder redeemed from the Fund and the Fund realized $3,424,837 of net gain attributable to in-kind redemptions.

G. Fund Name Change

Effective August 11, 2014, the "DWS Funds" were rebranded "Deutsche Funds."

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2014 to June 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2014 (Unaudited)
Actual Fund Return	Class A	Class S	Institutional Class
Beginning Account Value 1/1/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/14	$1,038.70	$1,040.20	$1,040.00
Expenses Paid per $1,000*	$1.97	$1.21	$.71
Hypothetical 5% Fund Return	Class A	Class S	Institutional Class
Beginning Account Value 1/1/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/14	$1,022.86	$1,023.60	$1,024.10
Expenses Paid per $1,000*	$1.96	$1.20	$.70

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class S	Institutional Class
Deutsche U.S. Bond Index Fund	.39%	.24%	.14%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of DWS U.S. Bond Index Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DIMA and Northern Trust Investments, Inc. ("NTI") in September 2013.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2013, all of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's and NTI's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also requested and received information regarding DIMA's oversight of Fund sub-advisors, including NTI. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund's performance (Institutional Class shares) was in the 4th quartile, 4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI's fee out of its management fee, and its understanding that the Fund's sub-advisory fee schedule was the product of an arm's length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor's compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class S	Institutional Class
Nasdaq Symbol	BONDX	BONSX	BTUSX
CUSIP Number	25159R 304	25159R 403	25159R 502
Fund Number	648	2048	548

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DBIF-3
IR-028294-3 8/14

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche U.S. Bond Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 29, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 29, 2014